Warrants - Schedule of Common Stock Warrants (Details)	9 Months Ended
	Oct. 31, 2021	Oct. 31, 2021 shares	Oct. 31, 2021	Oct. 31, 2021 d	Jan. 31, 2021 shares	Dec. 31, 2020 shares
Common Stock Warrants [Line Items]
Shares						0
Rigetti Holdings [Member]
Common Stock Warrants [Line Items]
Shares		995,099			3,406,156
Issuance Date	May 18, 2021
Price Per Share			2.87	0.214
Expiration Date	May 18, 2031